Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Net proceeds / (repayment)	$ 21,101,145	$ 4,850,993
Lease Liabilities Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	215,671	199,124
Interest paid	(7,207)	(3,741)
Net proceeds / (repayment)	(147,457)	(149,007)
Interest expense	7,207	3,741
Liabilities arising from financing activities	68,214	50,117
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	7,748,831
Additions / (Transfer)	5,633,528
Liabilities arising from financing activities	13,382,359
Long-Term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	29,656,133	30,857,308
Interest paid	(1,612,673)
Net proceeds / (repayment)		5,000,000
Additions / (Transfer)	(5,633,528)	(1,044,027)
Others	(125,279)	(344,266)
Interest expense	2,191,882	1,951,024
Liabilities arising from financing activities	24,476,535	36,420,039
Interest Payables
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		142,083
Interest paid		(996,355)
Additions / (Transfer)		1,044,027
Interest expense		5,556
Liabilities arising from financing activities		$ 195,313
Financial Liabilities at Fair Value Through Profit or Loss
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	90,213
Net proceeds / (repayment)	3,465,180
Others	(1,365,984)
Liabilities arising from financing activities	$ 2,189,409